Income Taxes - Significant Components of Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 18,617,000	$ 15,308,000
R&D and orphan drug credit carryforwards	3,899,000	1,750,000
Share-based compensation expense	76,000	156,000
Capitalized research and development expenses	2,276,000	3,772,000
Other, net	218,000	83,000
Total deferred tax assets	25,086,000	21,069,000
Deferred tax liabilities:
ROU Asset	(207,000)	0
Total deferred tax liabilities	(207,000)	0
Net deferred tax asset	24,879,000	21,069,000
Valuation allowance	$ (24,879,000)	$ (21,069,000)